Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 26, 2022	Mar. 27, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 56,741	$ 58,837
Accumulated depreciation and impairment charges	(33,960)	(34,341)
Property and equipment, Net	22,781	24,496
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	33,665	35,877
Accumulated depreciation and impairment charges	(6,200)	(1,600)
Furniture Fixtures And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	12,037	13,121
Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 11,039	$ 9,839